Equity settled share-based transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of details of the share options outstanding

Number of
instruments
Share options granted to directors	8,631,256
Share options granted to employees	1,311,394
Share options granted to third parties (note)	814,746
10,757,396

Schedule of number and weighted average exercise prices of share options

	2021		2020
	Weightedaverage	Number	Weightedaverage	Number of
	exercise price	of options	exercise price	options
	$		$
Outstanding at the beginning of the year	0.01	10,757,396	0.01	10,527,131
Forfeited during the year	0.01	(6,176)	0.01	(18,708)
Cancelled during the year	—	—	—	(12,304)
Rolled up to restricted share units		(10,751,220)		—
Granted during the year	—	—	0.01	261,277
Outstanding at the end of the year	—	—	0.01	10,757,396
Exercisable at the end of the year	—	—	0.01	10,366,802

Schedule of fair value of share options and assumptions

2020
Fair value of share options and key assumptions
Fair value at measurement date	$4.11 – $5.49
Share price	$4.12 – $5.50
Exercise price	$0.01
Expected volatility	51.97% – 88.74%
Expected option life	1.5 years – 2 years
Expected dividends	0%
Risk-free interest rate (based on 5‑year HKSAR government bonds)	0.090% – 0.805%
Likelihood of achieving a redemption event	—
Likelihood of achieving a liquidity event	70%

Schedule of details of the restricted share units outstanding

Number of instruments
Restricted share units granted to directors	11,900,009
Restricted share units granted to employees	2,033,151
Restricted share units granted to third parties	815,057
14,748,217

Schedule of fair value of RSUs and assumptions

2021
Fair value of restricted share units and key assumptions
Fair value at measurement date	$13.89 – $18.91
Share price	$13.89 – $18.91
Exercise price	$0.01
Expected volatility	41.03% – 44.26%
Expected option life	1 year
Expected dividends	0%
Risk-free interest rate (based on 5-year HKSAR government bonds)	1% – 1.13%
Likelihood of achieving a redemption event	5%
Likelihood of achieving a liquidity event	5%

Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movement of restricted shares granted based on the restrictions and vesting conditions

	2021	2020
Unvested restricted shares subject to claw-back, at January 1	451,682	5,313,900
Vested and not subject to claw-back during the year	(451,682)	(4,862,218)
Unvested restricted shares subject to claw-back, at December 31	—	451,682

Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movement of restricted shares granted based on the restrictions and vesting conditions

	2021		2020
	Weighted average	Number of	Weighted average	Number of
	exercise price	restricted share	exercise price	restricted share
	$	units	$	units
Outstanding at the beginning of the year	0.01	—	—	—
Rolled up from options	0.01	10,751,220	—	—
Granted during the year	0.01	3,996,997	—	—
Outstanding at the end of the year	0.01	14,748,217	—	—
Exercisable at the end of the year	0.01	—	—	—